UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Equity-Income Portfolio

March 31, 2005

1.799856.101

VIPEI-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	37,000	$ 906,500
TRW Automotive Holdings Corp.	611,370	11,878,919
		12,785,419
Automobiles - 0.4%
Renault SA	105,695	9,439,792
Toyota Motor Corp. ADR	475,900	35,397,442
		44,837,234
Hotels, Restaurants & Leisure - 1.1%
Caesars Entertainment, Inc. (a)	1,927,700	38,149,183
McDonald's Corp.	2,455,700	76,470,498
Wendy's International, Inc.	128,800	5,028,352
		119,648,033
Household Durables - 1.2%
Koninklijke Philips Electronics NV (NY Shares)	601,900	16,564,288
Maytag Corp.	1,622,720	22,669,398
Newell Rubbermaid, Inc.	2,689,200	59,001,048
The Stanley Works	128,500	5,817,195
Whirlpool Corp.	423,200	28,663,336
		132,715,265
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	880,500	28,660,275
Media - 6.2%
Clear Channel Communications, Inc.	3,179,400	109,593,918
Comcast Corp. Class A (a)	2,742,791	92,651,480
Knight-Ridder, Inc.	328,600	22,098,350
Liberty Media Corp. Class A (a)	3,912,376	40,571,339
Liberty Media International, Inc. Class A (a)	308,566	13,496,677
News Corp. Class A	1,178,916	19,947,259
The Reader's Digest Association, Inc. (non-vtg.)	1,699,003	29,409,742
Time Warner, Inc. (a)	6,762,850	118,688,018
Viacom, Inc. Class B (non-vtg.)	3,618,786	126,042,316
Vivendi Universal SA sponsored ADR	904,300	27,671,580
Walt Disney Co.	2,612,200	75,048,506
		675,219,185
Multiline Retail - 0.8%
Big Lots, Inc. (a)	2,275,956	27,356,994
Dollar Tree Stores, Inc. (a)	954,000	27,408,420
Family Dollar Stores, Inc.	706,500	21,449,340
Sears Holdings Corp. (a)	67,387	8,973,927
		85,188,681
Specialty Retail - 1.2%
AnnTaylor Stores Corp. (a)	1,113,050	28,482,950
Gap, Inc.	1,800,778	39,328,992

	Shares	Value
Tiffany & Co., Inc.	827,300	$ 28,558,396
Toys 'R' Us, Inc. (a)	1,295,900	33,382,384
		129,752,722
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	632,940	25,399,882
TOTAL CONSUMER DISCRETIONARY		1,254,206,696
CONSUMER STAPLES - 6.7%
Beverages - 0.9%
Anheuser-Busch Companies, Inc.	1,486,400	70,440,496
The Coca-Cola Co.	686,500	28,606,455
		99,046,951
Food & Staples Retailing - 1.5%
Albertsons, Inc.	540,000	11,151,000
CVS Corp.	781,400	41,117,268
Wal-Mart Stores, Inc.	2,112,300	105,847,353
		158,115,621
Food Products - 0.6%
General Mills, Inc.	278,600	13,693,190
Kraft Foods, Inc. Class A	943,100	31,169,455
Sara Lee Corp.	509,700	11,294,952
Unilever PLC sponsored ADR	253,500	10,140,000
		66,297,597
Household Products - 2.2%
Colgate-Palmolive Co.	2,463,000	128,494,710
Kimberly-Clark Corp.	1,109,000	72,894,570
Procter & Gamble Co.	710,400	37,651,200
		239,040,480
Personal Products - 0.6%
Gillette Co.	1,342,520	67,770,410
Tobacco - 0.9%
Altria Group, Inc.	1,486,200	97,182,618
TOTAL CONSUMER STAPLES		727,453,677
ENERGY - 12.0%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	1,373,800	61,120,362
BJ Services Co.	536,645	27,841,143
Halliburton Co.	708,200	30,629,650
Noble Corp.	817,100	45,929,191
Schlumberger Ltd. (NY Shares)	1,669,210	117,645,921
		283,166,267
Oil & Gas - 9.4%
Apache Corp.	647,780	39,663,569
Ashland, Inc.	127,600	8,609,172
BP PLC sponsored ADR	2,397,342	149,594,141
ChevronTexaco Corp.	2,411,542	140,617,014
Exxon Mobil Corp.	6,650,236	396,354,062
Royal Dutch Petroleum Co. (NY Shares)	317,100	19,038,684
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
Statoil ASA	637,700	$ 10,867,828
Total SA:
Series B	319,400	74,886,524
sponsored ADR	1,578,996	185,105,701
		1,024,736,695
TOTAL ENERGY		1,307,902,962
FINANCIALS - 26.5%
Capital Markets - 4.4%
Bank of New York Co., Inc.	3,107,200	90,264,160
Charles Schwab Corp.	5,679,300	59,689,443
Janus Capital Group, Inc.	2,332,400	32,536,980
LaBranche & Co., Inc. (a)	517,900	4,816,470
Mellon Financial Corp.	1,716,500	48,988,910
Merrill Lynch & Co., Inc.	1,602,600	90,707,160
Morgan Stanley	1,998,200	114,396,950
Nomura Holdings, Inc.	1,853,000	25,682,579
State Street Corp.	386,200	16,884,664
		483,967,316
Commercial Banks - 6.9%
Bank of America Corp.	7,343,366	323,842,441
Comerica, Inc.	730,200	40,219,416
Kookmin Bank sponsored ADR	176,500	7,880,725
Lloyds TSB Group PLC	2,282,400	20,616,931
Royal Bank of Scotland Group PLC	625,547	19,907,026
State Bank of India	463,175	7,586,526
Sumitomo Mitsui Financial Group, Inc.	845	5,721,333
U.S. Bancorp, Delaware	1,762,138	50,784,817
Wachovia Corp.	2,852,075	145,199,138
Wells Fargo & Co.	2,116,000	126,536,800
		748,295,153
Consumer Finance - 1.0%
American Express Co.	1,271,096	65,296,202
MBNA Corp.	1,279,700	31,416,635
MoneyGram International, Inc.	904,600	17,087,894
		113,800,731
Diversified Financial Services - 4.9%
CIT Group, Inc.	939,100	35,685,800
Citigroup, Inc.	6,090,219	273,694,442
J.P. Morgan Chase & Co.	6,557,712	226,896,835
		536,277,077
Insurance - 6.8%
ACE Ltd.	2,169,015	89,515,249
Allianz AG sponsored ADR	1,115,700	14,191,704
Allstate Corp.	1,877,700	101,508,462
American International Group, Inc.	4,427,150	245,308,382
Conseco, Inc. (a)	1,262,800	25,786,376

	Shares	Value
Genworth Financial, Inc. Class A	1,490,400	$ 41,015,808
Hartford Financial Services Group, Inc.	1,047,100	71,789,176
Marsh & McLennan Companies, Inc.	793,600	24,141,312
PartnerRe Ltd.	253,500	16,376,100
St. Paul Travelers Companies, Inc.	2,435,726	89,464,216
The Chubb Corp.	127,000	10,067,290
XL Capital Ltd. Class A	201,920	14,612,950
		743,777,025
Real Estate - 0.2%
CarrAmerica Realty Corp.	193,740	6,112,497
Equity Office Properties Trust	508,000	15,306,040
		21,418,537
Thrifts & Mortgage Finance - 2.3%
Fannie Mae	2,739,400	149,160,330
Freddie Mac	661,800	41,825,760
Housing Development Finance Corp. Ltd.	1,133,500	18,919,783
MGIC Investment Corp.	195,900	12,081,153
Sovereign Bancorp, Inc.	1,371,550	30,393,548
		252,380,574
TOTAL FINANCIALS		2,899,916,413
HEALTH CARE - 7.6%
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	2,943,300	100,013,334
Thermo Electron Corp. (a)	537,800	13,600,962
		113,614,296
Health Care Providers & Services - 1.2%
Cardinal Health, Inc.	706,100	39,400,380
HCA, Inc.	158,600	8,496,202
McKesson Corp.	1,246,700	47,062,925
Tenet Healthcare Corp. (a)	2,188,900	25,238,017
UnitedHealth Group, Inc.	137,400	13,105,212
		133,302,736
Pharmaceuticals - 5.3%
Abbott Laboratories	857,000	39,953,340
Bristol-Myers Squibb Co.	2,375,300	60,475,138
GlaxoSmithKline PLC sponsored ADR	430,600	19,773,152
Johnson & Johnson	2,008,900	134,917,724
Merck & Co., Inc.	2,425,100	78,500,487
Pfizer, Inc.	3,610,500	94,847,835
Schering-Plough Corp.	3,703,130	67,211,810
Wyeth	2,062,400	86,992,032
		582,671,518
TOTAL HEALTH CARE		829,588,550
INDUSTRIALS - 11.7%
Aerospace & Defense - 3.5%
EADS NV	1,540,015	46,033,397
Honeywell International, Inc.	2,843,525	105,807,565
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	1,376,100	$ 84,024,666
Northrop Grumman Corp.	903,000	48,743,940
Raytheon Co.	288,678	11,171,839
The Boeing Co.	772,800	45,177,888
United Technologies Corp.	379,520	38,582,003
		379,541,298
Air Freight & Logistics - 0.0%
Ryder System, Inc.	123,200	5,137,440
Airlines - 0.3%
Southwest Airlines Co.	2,293,600	32,660,864
Commercial Services & Supplies - 0.3%
Waste Management, Inc.	1,286,100	37,103,985
Construction & Engineering - 0.2%
Fluor Corp.	368,900	20,448,127
Electrical Equipment - 0.3%
Emerson Electric Co.	550,200	35,724,486
Industrial Conglomerates - 3.6%
3M Co.	342,400	29,340,256
General Electric Co.	4,457,440	160,735,286
Hutchison Whampoa Ltd.	589,000	5,003,077
Siemens AG sponsored ADR	248,700	19,662,222
Textron, Inc.	539,800	40,279,876
Tyco International Ltd.	4,054,946	137,057,175
		392,077,892
Machinery - 2.4%
Caterpillar, Inc.	459,800	42,044,112
Deere & Co.	193,250	12,972,873
Dover Corp.	850,600	32,144,174
Illinois Tool Works, Inc.	176,200	15,775,186
Ingersoll-Rand Co. Ltd. Class A	906,244	72,182,335
Navistar International Corp. (a)	508,495	18,509,218
SPX Corp.	1,550,600	67,109,968
		260,737,866
Road & Rail - 1.1%
Burlington Northern Santa Fe Corp.	1,094,200	59,010,206
Union Pacific Corp.	807,900	56,310,630
		115,320,836
TOTAL INDUSTRIALS		1,278,752,794
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	1,656,200	29,629,418
Lucent Technologies, Inc. (a)	4,816,600	13,245,650
Lucent Technologies, Inc. warrants 12/10/07 (a)	8,328	5,580

	Shares	Value
Motorola, Inc.	3,578,112	$ 53,564,337
Nokia Corp. sponsored ADR	1,182,000	18,238,260
		114,683,245
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	3,676,611	80,664,845
International Business Machines Corp.	881,600	80,560,608
Storage Technology Corp. (a)	710,110	21,871,388
Sun Microsystems, Inc. (a)	3,998,675	16,154,647
		199,251,488
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	1,334,800	29,632,560
Arrow Electronics, Inc. (a)	830,900	21,063,315
Avnet, Inc. (a)	1,584,330	29,183,359
Solectron Corp. (a)	5,530,200	19,189,794
		99,069,028
IT Services - 0.2%
Ceridian Corp. (a)	1,095,600	18,679,980
Office Electronics - 0.3%
Xerox Corp. (a)	1,881,900	28,510,785
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	1,357,900	49,074,506
Applied Materials, Inc.	2,102,500	34,165,625
Freescale Semiconductor, Inc. Class B (a)	1,545,477	26,659,478
Intel Corp.	3,818,300	88,699,109
Micron Technology, Inc. (a)	1,773,200	18,334,888
National Semiconductor Corp.	785,500	16,189,155
Rohm Co. Ltd.	148,300	14,314,805
Samsung Electronics Co. Ltd.	55,670	27,465,691
Teradyne, Inc. (a)	382,700	5,587,420
		280,490,677
Software - 0.9%
Microsoft Corp.	3,603,400	87,094,178
Symantec Corp. (a)	595,533	12,702,719
		99,796,897
TOTAL INFORMATION TECHNOLOGY		840,482,100
MATERIALS - 6.0%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	405,000	25,632,450
Albemarle Corp.	191,300	6,955,668
Arch Chemicals, Inc.	392,800	11,183,016
Celanese Corp. Class A	632,400	11,376,876
Dow Chemical Co.	1,609,900	80,253,515
Eastman Chemical Co.	476,800	28,131,200
Great Lakes Chemical Corp.	508,800	16,342,656
Lubrizol Corp.	214,800	8,729,472
Lyondell Chemical Co.	1,904,293	53,167,847
PolyOne Corp. (a)	1,310,600	11,638,128
Praxair, Inc.	532,924	25,505,743
		278,916,571
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.4%
Amcor Ltd.	1,383,200	$ 7,648,142
Smurfit-Stone Container Corp. (a)	2,515,872	38,920,540
		46,568,682
Metals & Mining - 1.7%
Alcan, Inc.	955,100	36,327,600
Alcoa, Inc.	2,616,216	79,506,804
Freeport-McMoRan Copper & Gold, Inc. Class B	820,704	32,508,085
Phelps Dodge Corp.	356,800	36,297,264
		184,639,753
Paper & Forest Products - 1.4%
Bowater, Inc.	391,300	14,740,271
Georgia-Pacific Corp.	1,353,201	48,025,103
International Paper Co.	1,299,000	47,790,210
Weyerhaeuser Co.	566,200	38,784,700
		149,340,284
TOTAL MATERIALS		659,465,290
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 4.8%
BellSouth Corp.	5,175,199	136,055,982
Philippine Long Distance Telephone Co. sponsored ADR	401,300	10,116,773
Qwest Communications International, Inc. (a)	4,948,700	18,310,190
SBC Communications, Inc.	7,379,793	174,827,296
Sprint Corp.	1,161,600	26,426,400
Verizon Communications, Inc.	4,339,502	154,052,321
		519,788,962
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	1,003,300	16,112,998
KDDI Corp.	3,028	14,995,271
Vodafone Group PLC sponsored ADR	1,506,100	40,002,016
		71,110,285
TOTAL TELECOMMUNICATION SERVICES		590,899,247
UTILITIES - 3.1%
Electric Utilities - 1.4%
Entergy Corp.	765,900	54,118,494
PG&E Corp.	403,800	13,769,580
TXU Corp.	500,920	39,888,260
Wisconsin Energy Corp.	1,414,600	50,218,300
		157,994,634
Multi-Utilities & Unregulated Power - 1.7%
CMS Energy Corp. (a)	379,600	4,949,984
Dominion Resources, Inc.	1,218,900	90,722,727

	Shares	Value
Duke Energy Corp.	761,800	$ 21,338,018
NorthWestern Energy Corp.	392,200	10,342,314
Public Service Enterprise Group, Inc.	1,026,100	55,809,579
		183,162,622
TOTAL UTILITIES		341,157,256
TOTAL COMMON STOCKS (Cost $8,417,975,847)		10,729,824,985
Convertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	412,200	7,642,188
Series C, 6.25%	253,100	5,292,321
		12,934,509
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	388,400	7,768,000
TOTAL CONSUMER DISCRETIONARY		20,702,509
FINANCIALS - 0.5%
Capital Markets - 0.0%
State Street Corp. 6.75%	24,900	4,927,859
Consumer Finance - 0.2%
Ford Motor Co. Capital Trust II 6.50%	461,500	20,864,415
Insurance - 0.3%
Conseco, Inc. Series B, 5.50%	143,400	3,769,986
The Chubb Corp.:
7.00%	167,700	4,980,858
Series B, 7.00%	120,100	3,600,598
Travelers Property Casualty Corp. 4.50%	240,200	5,305,778
XL Capital Ltd. 6.50%	401,800	9,584,537
		27,241,757
TOTAL FINANCIALS		53,034,031
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 7.00%	156,900	8,452,203
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	187,400	9,380,494
TOTAL HEALTH CARE		17,832,697
INFORMATION TECHNOLOGY - 0.2%
Office Electronics - 0.2%
Xerox Corp. Series C, 6.25%	145,650	19,000,625
Convertible Preferred Stocks - continued
	Shares	Value
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	67,100	$ 1,845,250
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $118,169,775)		112,415,112
Corporate Bonds - 0.6%
	Principal Amount
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 11,239,000	5,894,856
Six Flags, Inc. 4.5% 5/15/15	3,640,000	3,367,000
		9,261,856
Media - 0.2%
Liberty Media Corp.3.5% 1/15/31 (d)	11,400,000	8,821,320
News America, Inc. liquid yield option note 0% 2/28/21 (d)	22,670,000	13,053,386
		21,874,706
TOTAL CONSUMER DISCRETIONARY		31,136,562
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (d)	2,760,000	2,754,701
Insurance - 0.0%
Loews Corp. 3.125% 9/15/07	5,340,000	5,380,050
TOTAL FINANCIALS		8,134,751
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	5,220,000	8,239,770
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. liquid yield option note 0% 8/1/20	620,000	347,975
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 5.25% 12/15/11 (d)	11,850,000	8,379,135
TOTAL CONVERTIBLE BONDS		56,238,193

	Principal Amount	Value
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
XM Satellite Radio, Inc. 12% 6/15/10	$ 60,000	$ 69,900
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	13,285,340
TOTAL NONCONVERTIBLE BONDS		13,355,240
TOTAL CORPORATE BONDS (Cost $75,829,458)		69,593,433
Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.73% (b)	32,421,162	32,421,162
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	63,227,571	63,227,571
TOTAL MONEY MARKET FUNDS (Cost $95,648,733)		95,648,733
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $8,707,623,813)	11,007,482,263
NET OTHER ASSETS - (0.7)%		(76,870,831)
NET ASSETS - 100%		$ 10,930,611,432
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,008,542 or 0.3% of net assets.

Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $8,724,405,704. Net unrealized appreciation aggregated $2,283,076,559, of which $2,883,894,804 related to appreciated investment securities and $600,818,245 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Portfolio

March 31, 2005

1.799861.101

VIPGRWT-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. unit	488,700	$ 25,319,547
Hilton Group PLC	1,886,329	10,729,718
McDonald's Corp.	1,132,100	35,253,594
Rank Group PLC	2,796,306	14,465,824
Royal Caribbean Cruises Ltd.	511,700	22,867,873
		108,636,556
Household Durables - 0.2%
Tempur-Pedic International, Inc. (a)	694,300	12,955,638
Internet & Catalog Retail - 1.1%
eBay, Inc. (a)	2,753,400	102,591,684
Media - 3.8%
E.W. Scripps Co. Class A	839,400	40,920,750
Getty Images, Inc. (a)	232,060	16,501,787
Lamar Advertising Co. Class A (a)	948,560	38,217,482
News Corp. Class A	2,618,748	44,309,216
Omnicom Group, Inc.	612,600	54,227,352
Pixar (a)	93,832	9,153,312
SBS Broadcasting SA (a)	255,400	11,406,164
Walt Disney Co.	2,128,400	61,148,932
WPP Group PLC sponsored ADR	398,900	22,629,597
XM Satellite Radio Holdings, Inc. Class A (a)	1,419,684	44,720,046
		343,234,638
Multiline Retail - 2.3%
Dollar General Corp.	1,371,600	30,051,756
Dollar Tree Stores, Inc. (a)	1,408,700	40,471,951
Family Dollar Stores, Inc.	848,600	25,763,496
Fred's, Inc. Class A	1,898,344	32,594,566
Nordstrom, Inc.	816,300	45,206,694
Saks, Inc.	2,074,000	37,435,700
		211,524,163
Specialty Retail - 3.0%
Bed Bath & Beyond, Inc. (a)	751,500	27,459,810
Foot Locker, Inc.	1,435,880	42,071,284
Guitar Center, Inc. (a)	177,000	9,704,910
Home Depot, Inc.	1,932,000	73,879,680
RadioShack Corp.	938,400	22,990,800
Staples, Inc.	1,512,900	47,550,447
Weight Watchers International, Inc. (a)	1,122,400	48,240,752
		271,897,683
Textiles, Apparel & Luxury Goods - 0.2%
Carter's, Inc. (a)	543,400	21,600,150
TOTAL CONSUMER DISCRETIONARY		1,072,440,512

	Shares	Value
CONSUMER STAPLES - 12.2%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	351,000	$ 19,217,250
PepsiCo, Inc.	3,359,700	178,164,891
		197,382,141
Food & Staples Retailing - 4.2%
CVS Corp.	669,200	35,213,304
Longs Drug Stores Corp.	310,400	10,621,888
Wal-Mart Stores, Inc.	4,638,700	232,445,257
Walgreen Co.	2,272,100	100,926,682
		379,207,131
Food Products - 3.8%
Archer-Daniels-Midland Co.	1,951,200	47,960,496
Bunge Ltd.	656,100	35,350,668
ConAgra Foods, Inc.	1,293,700	34,955,774
Corn Products International, Inc.	649,300	16,875,307
General Mills, Inc.	833,800	40,981,270
Groupe Danone	102,400	10,187,488
Groupe Danone sponsored ADR	955,600	19,083,332
Hershey Foods Corp.	695,500	42,049,930
Kellogg Co.	971,100	42,019,497
The J.M. Smucker Co.	398,900	20,064,670
Wm. Wrigley Jr. Co.	535,600	35,119,292
		344,647,724
Household Products - 1.4%
Church & Dwight Co., Inc.	934,500	33,146,715
Clorox Co.	720,500	45,384,295
Colgate-Palmolive Co.	890,900	46,478,253
		125,009,263
Personal Products - 0.7%
Gillette Co.	1,298,000	65,523,040
TOTAL CONSUMER STAPLES		1,111,769,299
ENERGY - 5.0%
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	1,689,870	75,182,316
Halliburton Co.	1,822,500	78,823,125
National Oilwell Varco, Inc. (a)	840,200	39,237,340
Noble Corp.	268,100	15,069,901
Schlumberger Ltd. (NY Shares)	766,100	53,994,728
Smith International, Inc.	452,400	28,379,052
Transocean, Inc. (a)	305,700	15,731,322
Weatherford International Ltd. (a)	611,740	35,444,216
		341,862,000
Oil & Gas - 1.2%
BG Group PLC ADR	347,400	13,687,560
Premcor, Inc.	588,500	35,121,680
Sunoco, Inc.	108,100	11,190,512
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
Tesoro Petroleum Corp. (a)	487,200	$ 18,036,144
Valero Energy Corp.	470,900	34,502,843
		112,538,739
TOTAL ENERGY		454,400,739
FINANCIALS - 8.6%
Capital Markets - 1.9%
E*TRADE Financial Corp. (a)	2,495,400	29,944,800
Goldman Sachs Group, Inc.	353,800	38,914,462
Greenhill & Co., Inc.	150,000	5,370,000
Lehman Brothers Holdings, Inc.	209,500	19,726,520
Merrill Lynch & Co., Inc.	278,600	15,768,760
Morgan Stanley	638,400	36,548,400
Nomura Holdings, Inc.	1,782,000	24,698,519
		170,971,461
Commercial Banks - 0.9%
Bank of America Corp.	1,019,400	44,955,540
UCBH Holdings, Inc.	965,900	38,539,410
		83,494,950
Consumer Finance - 2.6%
American Express Co.	2,539,900	130,474,663
Capital One Financial Corp.	593,200	44,353,564
MBNA Corp.	2,395,130	58,800,442
		233,628,669
Diversified Financial Services - 0.3%
J.P. Morgan Chase & Co.	809,066	27,993,684
Insurance - 2.9%
AFLAC, Inc.	1,445,120	53,845,171
American International Group, Inc.	3,156,366	174,894,240
Prudential Financial, Inc.	576,500	33,091,100
		261,830,511
TOTAL FINANCIALS		777,919,275
HEALTH CARE - 18.5%
Biotechnology - 2.6%
Amgen, Inc. (a)	1,338,910	77,937,951
Cephalon, Inc. (a)	1,400	65,562
Eyetech Pharmaceuticals, Inc. (a)	140,600	3,866,500
Genentech, Inc. (a)	1,368,100	77,448,141
Genzyme Corp. - General Division (a)	550,900	31,533,516
ImClone Systems, Inc. (a)	697,300	24,056,850
Millennium Pharmaceuticals, Inc. (a)	33,756	284,226
QLT, Inc. (a)	393,000	5,033,546
Tanox, Inc. (a)	1,042,600	10,008,960
Telik, Inc. (a)	459,400	6,927,752
		237,163,004

	Shares	Value
Health Care Equipment & Supplies - 4.3%
Alcon, Inc.	582,700	$ 52,029,283
Baxter International, Inc.	2,321,100	78,870,978
Beckman Coulter, Inc.	447,400	29,729,730
Becton, Dickinson & Co.	1,006,000	58,770,520
C.R. Bard, Inc.	640,000	43,571,200
Cooper Companies, Inc.	118,270	8,621,883
Dade Behring Holdings, Inc. (a)	477,400	28,133,182
Medtronic, Inc.	977,630	49,810,249
Waters Corp. (a)	1,155,500	41,355,345
		390,892,370
Health Care Providers & Services - 2.4%
Community Health Systems, Inc. (a)	1,236,400	43,162,724
HCA, Inc.	367,100	19,665,547
Health Management Associates, Inc. Class A	1,487,300	38,937,514
Triad Hospitals, Inc. (a)	758,800	38,015,880
UnitedHealth Group, Inc.	448,000	42,730,240
WebMD Corp. (a)	3,695,500	31,411,750
		213,923,655
Pharmaceuticals - 9.2%
Abbott Laboratories	3,209,100	149,608,242
Barr Pharmaceuticals, Inc. (a)	1,050,072	51,275,016
Johnson & Johnson	5,022,020	337,278,859
MGI Pharma, Inc. (a)	414,800	10,481,996
Pfizer, Inc.	4,872,195	127,992,563
Roche Holding AG (participation certificate)	224,239	24,027,281
Schering-Plough Corp.	5,018,600	91,087,590
Wyeth	1,000,900	42,217,962
		833,969,509
TOTAL HEALTH CARE		1,675,948,538
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.7%
Bombardier, Inc. Class B (sub. vtg.)	6,107,500	13,635,067
EADS NV	954,400	28,528,471
General Dynamics Corp.	307,400	32,907,170
Goodrich Corp.	745,780	28,555,916
Lockheed Martin Corp.	482,720	29,474,883
Precision Castparts Corp.	479,074	36,893,489
The Boeing Co.	1,328,500	77,664,110
		247,659,106
Air Freight & Logistics - 1.5%
EGL, Inc. (a)	150,900	3,440,520
FedEx Corp.	648,400	60,917,180
Forward Air Corp.	107,700	4,585,866
United Parcel Service, Inc. Class B	687,200	49,986,928
UTI Worldwide, Inc.	217,215	15,085,582
		134,016,076
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 1.5%
Cintas Corp.	976,520	$ 40,340,041
Equifax, Inc.	866,600	26,595,954
Herman Miller, Inc.	869,900	26,201,388
Robert Half International, Inc.	1,470,300	39,639,288
		132,776,671
Construction & Engineering - 0.1%
Washington Group International, Inc. (a)	209,200	9,411,908
Industrial Conglomerates - 2.2%
General Electric Co.	4,851,840	174,957,350
Siemens AG sponsored ADR	365,600	28,904,336
		203,861,686
Machinery - 0.9%
Caterpillar, Inc.	481,600	44,037,504
Joy Global, Inc.	938,026	32,887,192
		76,924,696
Marine - 0.1%
Alexander & Baldwin, Inc.	232,781	9,590,577
Road & Rail - 1.3%
Burlington Northern Santa Fe Corp.	707,700	38,166,261
CSX Corp.	250,800	10,445,820
Norfolk Southern Corp.	914,700	33,889,635
Union Pacific Corp.	533,700	37,198,890
		119,700,606
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	1,193,563	19,216,364
TOTAL INDUSTRIALS		953,157,690
INFORMATION TECHNOLOGY - 30.2%
Communications Equipment - 5.7%
Alvarion Ltd. (a)	863,500	8,280,965
Andrew Corp. (a)	2,141,900	25,081,649
Avaya, Inc. (a)	3,175,098	37,085,145
Cisco Systems, Inc. (a)	10,536,420	188,496,554
Harris Corp.	1,586,800	51,809,020
Powerwave Technologies, Inc. (a)	2,555,753	19,781,528
QUALCOMM, Inc.	3,677,200	134,769,380
Research In Motion Ltd. (a)	413,590	31,704,919
Tekelec (a)	1,110,743	17,705,243
		514,714,403
Computers & Peripherals - 5.1%
Apple Computer, Inc. (a)	1,352,900	56,375,343
Brocade Communications Systems, Inc. (a)	2,962,000	17,535,040
Dell, Inc. (a)	4,975,360	191,153,331
EMC Corp. (a)	5,566,000	68,573,120
International Business Machines Corp.	3,870	353,641
Lexmark International, Inc. Class A (a)	587,300	46,966,381
Network Appliance, Inc. (a)	1,311,292	36,270,337

	Shares	Value
QLogic Corp. (a)	774,100	$ 31,351,050
UNOVA, Inc. (a)	680,300	14,048,195
		462,626,438
Electronic Equipment & Instruments - 1.8%
Amphenol Corp. Class A	688,582	25,505,077
Arrow Electronics, Inc. (a)	846,300	21,453,705
Hon Hai Precision Industries Co. Ltd.	6,438,842	28,611,626
Mettler-Toledo International, Inc. (a)	190,600	9,053,500
Molex, Inc.	703,200	18,536,352
National Instruments Corp.	1,178,329	31,873,799
Solectron Corp. (a)	4,272,300	14,824,881
Symbol Technologies, Inc.	1,158,300	16,783,767
		166,642,707
Internet Software & Services - 1.6%
Digital River, Inc. (a)	305,390	9,515,952
Google, Inc. Class A (sub. vtg.)	299,700	54,098,847
Sina Corp. (a)	313,000	9,721,780
Yahoo!, Inc. (a)	2,094,032	70,987,685
		144,324,264
IT Services - 0.3%
BearingPoint, Inc. (a)	3,072,021	26,941,624
Office Electronics - 0.3%
Zebra Technologies Corp. Class A (a)	501,250	23,804,363
Semiconductors & Semiconductor Equipment - 9.3%
Agere Systems, Inc.:
Class A (a)	8,448,145	12,080,847
Class B (a)	6,893,509	9,788,783
Altera Corp. (a)	2,093,100	41,401,518
Analog Devices, Inc.	1,408,900	50,917,646
Applied Materials, Inc.	1,519,600	24,693,500
Applied Micro Circuits Corp. (a)	2,864,400	9,423,876
ASML Holding NV (NY Shares) (a)	1,196,576	20,066,580
Atmel Corp. (a)	3,708,000	10,938,600
Fairchild Semiconductor International, Inc. (a)	1,198,200	18,368,406
Freescale Semiconductor, Inc.:
Class A	2,196,400	37,228,980
Class B (a)	649,919	11,211,103
Integrated Circuit Systems, Inc. (a)	1,827,309	34,938,148
Intel Corp.	11,075,800	257,290,834
Intersil Corp. Class A	2,342,836	40,577,920
KLA-Tencor Corp.	519,300	23,892,993
MediaTek, Inc.	2,656,000	18,883,514
Novellus Systems, Inc. (a)	1,184,100	31,650,993
ON Semiconductor Corp. (a)	3,359,000	13,268,050
PMC-Sierra, Inc. (a)	3,316,682	29,186,802
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,386,674	45,678,996
Teradyne, Inc. (a)	1,356,784	19,809,046
United Microelectronics Corp. sponsored ADR	9,197,720	30,996,316
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Vitesse Semiconductor Corp. (a)	3,067,300	$ 8,220,364
Xilinx, Inc.	1,559,000	45,569,570
		846,083,385
Software - 6.1%
Cadence Design Systems, Inc. (a)	1,803,700	26,965,315
Cognos, Inc. (a)	232,600	9,791,356
Kronos, Inc. (a)	265,811	13,585,600
Macromedia, Inc. (a)	268,493	8,994,516
Macrovision Corp. (a)	191,952	4,374,586
Microsoft Corp.	11,372,850	274,881,785
NAVTEQ Corp.	433,800	18,805,230
Novell, Inc. (a)	4,444,826	26,491,163
Oracle Corp. (a)	7,579,691	94,594,544
Red Hat, Inc. (a)	719,500	7,849,745
SAP AG sponsored ADR	726,700	29,126,136
Take-Two Interactive Software, Inc. (a)	1,125,700	44,014,870
		559,474,846
TOTAL INFORMATION TECHNOLOGY		2,744,612,030
MATERIALS - 1.7%
Chemicals - 0.9%
Monsanto Co.	1,024,700	66,093,150
Syngenta AG sponsored ADR	930,600	19,542,600
		85,635,750
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp. (a)	812,611	12,571,092
Metals & Mining - 0.7%
Arch Coal, Inc.	241,700	10,395,517
Cameco Corp.	257,600	11,410,313
CONSOL Energy, Inc.	342,400	16,099,648
Massey Energy Co.	543,900	21,777,756
		59,683,234
TOTAL MATERIALS		157,890,076
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Nextel Communications, Inc. Class A (a)	1,644,400	46,733,848
UTILITIES - 0.1%
Gas Utilities - 0.1%
Southern Union Co.	269,100	6,757,101
TOTAL COMMON STOCKS (Cost $7,592,163,995)		9,001,629,108
Preferred Stocks - 0.0%
	Shares	Value
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	88,646	$ 1
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(e)	826,000	710,360
TOTAL PREFERRED STOCKS (Cost $5,872,855)		710,361
Convertible Bonds - 0.0%
	Principal Amount
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (d)	$ 1,523,000	1,564,456
TOTAL CONVERTIBLE BONDS (Cost $1,523,000)		1,564,456
Money Market Funds - 0.2%
	Shares
Fidelity Cash Central Fund, 2.73% (b)	4,312,208	4,312,208
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	12,363,655	12,363,655
TOTAL MONEY MARKET FUNDS (Cost $16,675,863)		16,675,863
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $7,616,235,713)		9,020,579,788
NET OTHER ASSETS - 0.7%		67,251,795
NET ASSETS - 100%		$ 9,087,831,583
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,564,456 or 0.0% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $710,361 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 1,528,257
Geneprot, Inc. Series A	7/7/00	$ 4,543,000
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,647,444,147. Net unrealized appreciation aggregated $1,373,135,641, of which $1,701,758,057 related to appreciated investment securities and $328,622,416 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
High Income Portfolio

March 31, 2005

1.799878.101

VIPHI-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.4%
	Principal Amount	Value
Aerospace - 0.6%
Orbital Sciences Corp. 9% 7/15/11	$ 4,720,000	$ 5,180,200
Primus International, Inc. 10.5% 4/15/09 (e)	4,505,000	4,730,250
		9,910,450
Air Transportation - 3.4%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	5,185,000	4,809,088
7.324% 4/15/11	1,480,000	1,243,200
7.377% 5/23/19	14,357,507	9,475,955
7.379% 5/23/16	6,249,810	4,124,874
7.8% 4/1/08	5,985,000	5,386,500
10.18% 1/2/13	2,190,000	1,489,200
AMR Corp. 10.2% 3/15/20	165,000	107,250
Delta Air Lines, Inc.:
7.9% 12/15/09	8,355,000	3,216,675
8.3% 12/15/29	15,930,000	5,137,425
9.5% 11/18/08 (e)	4,862,000	4,132,700
10% 8/15/08	3,370,000	1,465,950
Delta Air Lines, Inc. pass thru trust certificates:
7.711% 9/18/11	865,000	475,750
7.92% 5/18/12	1,565,000	860,750
Northwest Airlines Corp. 10% 2/1/09	13,840,000	8,857,600
Northwest Airlines, Inc. pass thru trust certificates:
7.67% 1/2/15	1,337,922	1,003,442
8.07% 1/2/15	2,755,362	1,543,003
		53,329,362
Automotive - 1.3%
Accuride Corp. 8.5% 2/1/15 (e)	600,000	588,000
Delco Remy International, Inc. 9.375% 4/15/12	7,190,000	6,111,500
Navistar International Corp.:
6.25% 3/1/12 (e)	4,060,000	3,836,700
7.5% 6/15/11	5,815,000	5,858,613
Tenneco Automotive, Inc. 8.625% 11/15/14 (e)	3,895,000	3,787,888
		20,182,701
Banks and Thrifts - 0.2%
Western Financial Bank 9.625% 5/15/12	2,565,000	2,795,850
Broadcasting - 0.4%
Gray Television, Inc. 9.25% 12/15/11	2,235,000	2,413,800
Paxson Communications Corp. 0% 1/15/09 (d)	3,320,000	3,087,600
		5,501,400

	Principal Amount	Value
Building Materials - 1.9%
Anixter International, Inc. 5.95% 3/1/15	$ 4,020,000	$ 3,919,500
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (e)(f)	4,905,000	4,855,950
7.875% 12/15/12 (e)	4,015,000	3,693,800
Maax Holdings, Inc. 0% 12/15/12 (d)(e)	9,895,000	5,640,150
Nortek, Inc. 8.5% 9/1/14	5,350,000	5,136,000
NTK Holdings, Inc. 0% 3/1/14 (d)(e)	6,150,000	3,321,000
Texas Industries, Inc. 10.25% 6/15/11	2,910,000	3,281,025
		29,847,425
Cable TV - 2.9%
Cablevision Systems Corp.:
6.6688% 4/1/09 (e)(f)	875,000	927,500
8% 4/15/12 (e)	1,975,000	2,014,500
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	5,765,000	6,255,025
EchoStar DBS Corp.:
5.75% 10/1/08	18,250,000	17,930,625
6.625% 10/1/14 (e)	1,010,000	972,125
GCI, Inc. 7.25% 2/15/14	3,425,000	3,339,375
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	4,590,000	4,888,350
Mediacom LLC/Mediacom Capital Corp.:
7.875% 2/15/11	3,200,000	3,100,000
8.5% 4/15/08	1,655,000	1,679,825
Telenet Group Holding NV 0% 6/15/14 (d)(e)	5,505,000	4,156,275
		45,263,600
Capital Goods - 2.9%
Amsted Industries, Inc. 10.25% 10/15/11 (e)	5,920,000	6,452,800
Dresser, Inc. 9.375% 4/15/11	7,700,000	8,181,250
Invensys PLC 9.875% 3/15/11 (e)	16,010,000	16,010,000
Leucadia National Corp. 7% 8/15/13	7,040,000	7,040,000
Park-Ohio Industries, Inc. 8.375% 11/15/14 (e)	3,645,000	3,380,738
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,160,000	4,076,800
		45,141,588
Chemicals - 3.1%
Borden US Finance Corp./Nova Scotia Finance ULC:
7.41% 7/15/10 (e)(f)	3,490,000	3,594,700
9% 7/15/14 (e)	5,655,000	6,107,400
Equistar Chemicals LP 7.55% 2/15/26	8,495,000	8,155,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Huntsman International LLC 7.375% 1/1/15 (e)	$ 5,010,000	$ 5,010,000
Huntsman LLC 9.91% 7/15/11 (e)(f)	5,700,000	6,099,000
Millennium America, Inc. 9.25% 6/15/08	8,855,000	9,563,400
NOVA Chemicals Corp.:
6.5% 1/15/12	4,340,000	4,437,650
7.4% 4/1/09	4,420,000	4,618,900
		47,586,250
Consumer Products - 0.7%
Church & Dwight Co., Inc. 6% 12/15/12 (e)	4,630,000	4,514,250
Jostens Holding Corp. 0% 12/1/13 (d)	3,050,000	2,226,500
Jostens IH Corp. 7.625% 10/1/12	1,970,000	1,970,000
Revlon Consumer Products Corp. 9.5% 4/1/11 (e)	2,390,000	2,363,113
		11,073,863
Containers - 2.5%
Berry Plastics Corp. 10.75% 7/15/12	2,330,000	2,656,200
BWAY Corp. 10% 10/15/10	7,005,000	7,250,175
Crown Cork & Seal, Inc. 8% 4/15/23	230,000	220,800
Crown European Holdings SA:
9.5% 3/1/11	1,405,000	1,545,500
10.875% 3/1/13	8,860,000	10,277,600
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	5,115,000	5,447,475
8.75% 11/15/12	1,750,000	1,903,125
Owens-Illinois, Inc.:
7.35% 5/15/08	3,505,000	3,627,675
7.5% 5/15/10	6,140,000	6,293,500
		39,222,050
Diversified Media - 1.0%
Corus Entertainment, Inc. 8.75% 3/1/12	6,140,000	6,600,500
LBI Media Holdings, Inc. 0% 10/15/13 (d)	6,440,000	4,733,400
LBI Media, Inc. 10.125% 7/15/12	3,285,000	3,646,350
		14,980,250
Electric Utilities - 6.1%
AES Corp.:
7.75% 3/1/14	5,340,000	5,500,200
8.875% 2/15/11	13,026,000	14,084,363
9.375% 9/15/10	6,433,000	7,084,341
9.5% 6/1/09	1,499,000	1,633,910
AES Gener SA 7.5% 3/25/14	6,050,000	5,959,250
Chivor SA E.S.P. 9.75% 12/30/14 (e)	4,250,000	4,313,750

	Principal Amount	Value
CMS Energy Corp.:
6.3% 2/1/12	$ 600,000	$ 575,250
7.5% 1/15/09	4,150,000	4,258,938
7.75% 8/1/10	1,970,000	2,043,875
8.5% 4/15/11	945,000	1,015,875
8.9% 7/15/08	2,180,000	2,327,150
9.875% 10/15/07	5,470,000	5,907,600
Mirant Americas Generation LLC:
8.5% 10/1/21 (c)	3,930,000	4,205,100
9.125% 5/1/31 (c)	3,895,000	4,206,600
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	4,080,000	4,141,200
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	2,505,000	2,630,250
NRG Energy, Inc. 8% 12/15/13 (e)	12,686,000	13,447,160
Sierra Pacific Power Co. 6.25% 4/15/12	3,485,000	3,485,000
Sierra Pacific Resources 8.625% 3/15/14	1,850,000	1,970,250
TECO Energy, Inc.:
7.2% 5/1/11	5,285,000	5,575,675
10.5% 12/1/07	880,000	990,000
		95,355,737
Energy - 5.8%
Chesapeake Energy Corp.:
7.75% 1/15/15	6,100,000	6,435,500
9% 8/15/12	1,920,000	2,143,200
El Paso Energy Corp. 7.75% 1/15/32	2,660,000	2,510,375
Hanover Compressor Co.:
0% 3/31/07	5,595,000	4,867,650
8.625% 12/15/10	1,450,000	1,566,000
9% 6/1/14	1,540,000	1,705,550
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (e)	5,810,000	6,565,300
Newfield Exploration Co. 6.625% 9/1/14	2,800,000	2,856,000
Parker Drilling Co.:
7.66% 9/1/10 (f)	9,030,000	9,165,450
9.625% 10/1/13	1,505,000	1,655,500
Pride International, Inc. 7.375% 7/15/14	7,845,000	8,472,600
Range Resources Corp. 7.375% 7/15/13	9,635,000	10,020,400
Sonat, Inc.:
6.625% 2/1/08	1,545,000	1,512,169
7.625% 7/15/11	8,680,000	8,506,400
Stone Energy Corp. 6.75% 12/15/14	3,990,000	3,850,350
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
The Coastal Corp.:
6.375% 2/1/09	$ 9,790,000	$ 9,386,163
7.75% 6/15/10	9,494,000	9,458,398
		90,677,005
Entertainment/Film - 0.3%
Cinemark, Inc. 0% 3/15/14 (d)	7,415,000	5,264,650
Environmental - 1.0%
Allied Waste North America, Inc.:
5.75% 2/15/11	4,840,000	4,368,100
6.375% 4/15/11	3,890,000	3,578,800
8.5% 12/1/08	3,690,000	3,837,600
8.875% 4/1/08	3,725,000	3,874,000
		15,658,500
Food and Drug Retail - 1.7%
Jean Coutu Group, Inc.:
7.625% 8/1/12	1,440,000	1,465,200
8.5% 8/1/14	4,195,000	4,069,150
Rite Aid Corp.:
8.125% 5/1/10	1,120,000	1,142,400
9.25% 6/1/13	7,255,000	7,037,350
9.5% 2/15/11	4,655,000	4,934,300
Stater Brothers Holdings, Inc.:
6.51% 6/15/10 (f)	5,155,000	5,103,450
8.125% 6/15/12	3,185,000	3,097,413
		26,849,263
Food/Beverage/Tobacco - 2.2%
B&G Foods, Inc. 8% 10/1/11	3,310,000	3,450,675
Dole Food Co., Inc. 7.25% 6/15/10	8,125,000	8,287,500
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,210,000	2,254,200
Smithfield Foods, Inc.:
7% 8/1/11	5,950,000	6,098,750
7.75% 5/15/13	1,935,000	2,051,100
8% 10/15/09	1,510,000	1,615,700
UAP Holding Corp. 0% 7/15/12 (d)	6,050,000	4,809,750
United Agriculture Products, Inc. 9% 12/15/11	4,949,000	5,146,960
		33,714,635
Gaming - 4.5%
Mandalay Resort Group:
9.375% 2/15/10	4,655,000	5,155,413
10.25% 8/1/07	3,125,000	3,398,438
MGM MIRAGE:
6% 10/1/09	13,125,000	12,960,938
6.75% 9/1/12	8,910,000	8,954,550
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	7,065,000	7,047,338

	Principal Amount	Value
7.125% 8/15/14	$ 2,220,000	$ 2,220,000
MTR Gaming Group, Inc. 9.75% 4/1/10	3,690,000	4,059,000
Penn National Gaming, Inc. 6.75% 3/1/15 (e)	4,315,000	4,228,700
Scientific Games Corp. 6.25% 12/15/12 (e)	4,465,000	4,398,025
Seneca Gaming Corp. 7.25% 5/1/12	6,020,000	6,080,200
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)(e)	2,100,000	1,365,000
9% 1/15/12 (e)	2,890,000	3,034,500
Wheeling Island Gaming, Inc. 10.125% 12/15/09	6,730,000	7,234,750
		70,136,852
Healthcare - 6.0%
AmerisourceBergen Corp. 7.25% 11/15/12	2,070,000	2,245,950
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (e)	2,980,000	3,106,650
CDRV Investors, Inc. 0% 1/1/15 (d)(e)	15,780,000	9,310,200
Concentra Operating Corp.:
9.125% 6/1/12	5,135,000	5,443,100
9.5% 8/15/10	2,145,000	2,295,150
DaVita, Inc. 6.625% 3/15/13 (e)	5,520,000	5,464,800
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (e)	570,000	430,350
Fisher Scientific International, Inc.:
6.75% 8/15/14 (e)	2,510,000	2,541,375
8% 9/1/13	2,870,000	3,088,436
8.125% 5/1/12	875,000	932,435
Genesis HealthCare Corp. 8% 10/15/13	8,105,000	8,854,713
HCA, Inc.:
5.5% 12/1/09	4,730,000	4,653,327
6.375% 1/15/15	590,000	585,581
Mayne Group Ltd. 5.875% 12/1/11 (e)	5,000,000	4,862,500
Omega Healthcare Investors, Inc. 7% 4/1/14	7,230,000	7,193,850
PerkinElmer, Inc. 8.875% 1/15/13	7,225,000	7,965,563
Senior Housing Properties Trust 8.625% 1/15/12	9,170,000	10,132,850
Service Corp. International (SCI):
6.75% 4/1/16	1,500,000	1,440,000
6.875% 10/1/07	1,535,000	1,554,188
7.7% 4/15/09	1,540,000	1,586,200
Tenet Healthcare Corp.:
6.375% 12/1/11	9,470,000	8,759,750
7.375% 2/1/13	1,090,000	1,024,600
		93,471,568
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilding/Real Estate - 4.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (e)	$ 6,520,000	$ 6,389,600
8.125% 6/1/12	13,630,000	13,970,750
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (e)	1,330,000	1,293,425
8.875% 4/1/12	2,210,000	2,320,500
KB Home 7.75% 2/1/10	9,585,000	10,064,250
Meritage Homes Corp. 6.25% 3/15/15 (e)	2,780,000	2,606,250
Standard Pacific Corp.:
5.125% 4/1/09	5,680,000	5,452,800
6.5% 10/1/08	2,085,000	2,105,850
6.875% 5/15/11	5,475,000	5,598,188
Technical Olympic USA, Inc.:
7.5% 3/15/11	1,345,000	1,291,200
7.5% 1/15/15	3,765,000	3,463,800
9% 7/1/10	1,110,000	1,159,950
10.375% 7/1/12	4,125,000	4,455,000
WCI Communities, Inc.:
6.625% 3/15/15 (e)	4,700,000	4,371,000
7.875% 10/1/13	2,605,000	2,644,075
		67,186,638
Hotels - 1.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (e)	4,235,000	4,510,275
Host Marriott LP:
6.375% 3/15/15 (e)	4,765,000	4,574,400
7.125% 11/1/13	8,555,000	8,533,613
La Quinta Properties, Inc. 7% 8/15/12	5,950,000	5,994,625
		23,612,913
Insurance - 0.3%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,605,000	4,118,713
Leisure - 1.6%
Speedway Motorsports, Inc. 6.75% 6/1/13	295,000	297,950
Town Sports International Holdings, Inc. 0% 2/1/14 (d)	3,870,000	2,302,650
Town Sports International, Inc. 9.625% 4/15/11	6,810,000	7,082,400
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	8,900,000	10,146,000
Universal City Florida Holding Co. I/II 7.4925% 5/1/10 (e)(f)	5,345,000	5,532,075
		25,361,075

	Principal Amount	Value
Metals/Mining - 2.0%
Century Aluminum Co. 7.5% 8/15/14	$ 4,540,000	$ 4,676,200
Compass Minerals International, Inc.:
0% 12/15/12 (d)	5,940,000	5,108,400
0% 6/1/13 (d)	9,470,000	7,907,450
Peabody Energy Corp. 6.875% 3/15/13	2,400,000	2,472,000
Vedanta Resources PLC 6.625% 2/22/10 (e)	7,005,000	6,707,288
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	4,775,000	4,727,250
		31,598,588
Paper - 0.6%
Abitibi-Consolidated, Inc. 8.375% 4/1/15	1,500,000	1,483,125
Georgia-Pacific Corp.:
8% 1/15/14	1,705,000	1,858,450
8.125% 5/15/11	2,070,000	2,287,350
8.875% 2/1/10	735,000	823,200
9.375% 2/1/13	2,620,000	2,944,225
		9,396,350
Publishing/Printing - 1.0%
Houghton Mifflin Co. 9.875% 2/1/13	4,065,000	4,186,950
The Reader's Digest Association, Inc. 6.5% 3/1/11	10,945,000	10,917,638
		15,104,588
Railroad - 1.9%
Kansas City Southern Railway Co.:
7.5% 6/15/09	13,155,000	13,418,100
9.5% 10/1/08	150,000	163,125
TFM SA de CV yankee:
10.25% 6/15/07	505,000	530,250
11.75% 6/15/09	14,915,000	14,915,000
		29,026,475
Restaurants - 0.7%
Friendly Ice Cream Corp. 8.375% 6/15/12	4,760,000	4,522,000
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (e)	6,915,000	6,785,344
		11,307,344
Services - 1.1%
Iron Mountain, Inc.:
7.75% 1/15/15	670,000	663,300
8.625% 4/1/13	4,885,000	4,982,700
Rural/Metro Corp.:
0% 3/15/16 (d)(e)	5,940,000	2,970,000
9.875% 3/15/15 (e)	1,350,000	1,350,000
Worldspan LP/WS Financing Corp. 9.0244% 2/15/11 (e)(f)	7,325,000	7,105,250
		17,071,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - 3.8%
General Maritime Corp. 10% 3/15/13	$ 6,380,000	$ 7,065,850
OMI Corp. 7.625% 12/1/13	9,595,000	9,786,900
Ship Finance International Ltd. 8.5% 12/15/13	25,180,000	24,928,184
Teekay Shipping Corp. 8.875% 7/15/11	15,908,000	17,697,650
		59,478,584
Steels - 2.0%
Allegheny Technologies, Inc. 8.375% 12/15/11	5,820,000	6,169,200
CSN Islands VII Corp. 10.75% 9/12/08 (e)	5,755,000	6,330,500
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	3,100,000	3,208,500
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	10,130,000	11,345,600
Ryerson Tull, Inc. 8.25% 12/15/11	4,970,000	4,758,775
		31,812,575
Super Retail - 2.0%
Asbury Automotive Group, Inc. 9% 6/15/12	9,895,000	10,092,900
Buhrmann US, Inc. 7.875% 3/1/15 (e)	3,945,000	3,945,000
JCPenney Co., Inc.:
7.375% 8/15/08	2,635,000	2,709,675
7.6% 4/1/07	1,465,000	1,510,425
NBC Acquisition Corp. 0% 3/15/13 (d)	1,665,000	1,190,475
Nebraska Book Co., Inc. 8.625% 3/15/12	2,530,000	2,447,775
Saks, Inc. 9.875% 10/1/11	3,500,000	3,780,000
Sonic Automotive, Inc. 8.625% 8/15/13	5,130,000	5,078,700
		30,754,950
Technology - 5.6%
Advanced Micro Devices, Inc. 7.75% 11/1/12 (e)	8,230,000	8,024,250
Celestica, Inc. 7.875% 7/1/11	11,230,000	11,342,300
Flextronics International Ltd.:
6.25% 11/15/14	11,400,000	10,887,000
6.5% 5/15/13	745,000	733,825
Freescale Semiconductor, Inc.:
6.875% 7/15/11	8,220,000	8,425,500
7.125% 7/15/14	5,485,000	5,676,975
Lucent Technologies, Inc.:
6.45% 3/15/29	5,835,000	5,032,688
6.5% 1/15/28	1,660,000	1,427,600
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.26% 12/15/11 (e)(f)	4,045,000	4,085,450

	Principal Amount	Value
8% 12/15/14 (e)	$ 910,000	$ 928,200
Sanmina-SCI Corp. 6.75% 3/1/13 (e)	4,800,000	4,476,000
Xerox Capital Trust I 8% 2/1/27	7,975,000	8,054,750
Xerox Corp.:
6.875% 8/15/11	10,110,000	10,236,375
7.625% 6/15/13	6,340,000	6,625,300
9.75% 1/15/09	1,210,000	1,364,275
		87,320,488
Telecommunications - 10.7%
American Tower Corp. 7.125% 10/15/12	1,105,000	1,099,475
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)	870,000	887,400
Empresa Brasileira de Telecomm SA 11% 12/15/08	5,405,000	5,972,525
Intelsat Ltd.:
5.25% 11/1/08	3,690,000	3,385,575
6.5% 11/1/13	7,915,000	6,351,788
7.625% 4/15/12	7,255,000	6,329,988
MCI, Inc. 8.735% 5/1/14 (f)	6,380,000	7,018,000
Millicom International Cellular SA 10% 12/1/13 (e)	17,815,000	17,948,613
Mobile Telesystems Finance SA 8% 1/28/12 (e)	6,480,000	6,433,655
New Skies Satellites BV:
7.4375% 11/1/11 (e)(f)	3,850,000	3,898,125
9.125% 11/1/12 (e)	3,740,000	3,758,700
Nextel Communications, Inc.:
5.95% 3/15/14	1,995,000	2,003,040
6.875% 10/31/13	14,685,000	15,272,400
PanAmSat Corp. 9% 8/15/14	12,180,000	12,849,900
Qwest Capital Funding, Inc.:
7% 8/3/09	4,405,000	4,096,650
7.25% 2/15/11	3,785,000	3,557,900
7.75% 2/15/31	2,195,000	1,821,850
7.9% 8/15/10	4,980,000	4,768,350
Qwest Corp.:
7.875% 9/1/11 (e)	3,890,000	4,016,425
9.125% 3/15/12 (e)	12,000,000	13,050,000
Rogers Communications, Inc.:
7.25% 12/15/12	1,950,000	2,008,500
8% 12/15/12	2,230,000	2,296,900
9.625% 5/1/11	6,340,000	7,164,200
SBA Communications Corp. 8.5% 12/1/12 (e)	6,015,000	6,240,563
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	799,000	783,020
Time Warner Telecom, Inc. 10.125% 2/1/11	4,425,000	4,314,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
U.S. West Capital Funding, Inc. 6.375% 7/15/08	$ 3,985,000	$ 3,706,050
U.S. West Communications:
6.875% 9/15/33	4,435,000	3,847,363
7.2% 11/10/26	1,905,000	1,714,500
7.5% 6/15/23	10,035,000	9,232,200
		165,828,030
Textiles & Apparel - 0.8%
Levi Strauss & Co.:
7.73% 4/1/12 (e)(f)	4,080,000	4,018,800
9.75% 1/15/15 (e)	3,010,000	2,964,850
12.25% 12/15/12	3,725,000	4,050,938
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	900,000	900,000
		11,934,588
TOTAL NONCONVERTIBLE BONDS (Cost $1,370,582,985)		1,376,876,148
Commercial Mortgage Securities - 0.3%

Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (e)	613,122	608,169
Class BWE, 7.226% 10/11/37 (e)	829,108	822,008
Class BWF, 7.55% 10/11/37 (e)	731,940	727,308
Class BWG, 8.155% 10/11/37 (e)	707,935	698,874
Class BWH, 9.073% 10/11/37 (e)	370,262	371,873
Class BWJ, 9.99% 10/11/37 (e)	612,127	613,471
Class BWK, 10.676% 10/11/37 (e)	476,762	480,752
Class BWL, 10.1596% 10/11/37 (e)	795,267	741,123
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0215% 4/25/21 (e)(f)	227,347	204,613
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,069,544)		5,268,191
Common Stocks - 0.2%
	Shares
Chemicals - 0.1%
Huntsman Corp.	93,936	1,971,529
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group LLC (a)(g)	159,600	377,326

	Shares	Value
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (g)	48,889	$ 506,001
TOTAL COMMON STOCKS (Cost $5,194,504)		2,854,856
Floating Rate Loans - 4.8%
	Principal Amount
Cable TV - 0.2%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 3/8/12 (f)	$ 4,010,000	4,050,100
Electric Utilities - 1.1%
Astoria Energy LLC term loan:
7.9447% 4/15/12 (f)	5,200,000	5,304,000
13.5% 4/16/12 (f)	3,340,000	3,423,500
Riverside Energy Center LLC:
term loan 6.98% 6/24/11 (f)	7,447,363	7,596,311
Credit-Linked Deposit 6.98% 6/24/11 (f)	339,834	344,931
		16,668,742
Energy - 1.0%
El Paso Corp.:
Credit-Linked Deposit 0% 11/22/09 (f)	8,689,400	8,776,294
term loan 5.625% 11/22/09 (f)	6,439,122	6,511,562
		15,287,856
Homebuilding/Real Estate - 1.3%
General Growth Properties, Inc.:
Tranche A, term loan 4.94% 11/12/07 (f)	3,476,217	3,506,633
Tranche B, term loan 5.1% 11/12/08 (f)	3,487,667	3,548,701
LNR Property Corp.:
Tranche A, term loan 7.31% 2/3/08 (f)	6,370,000	6,433,700
Tranche B, term loan:
5.81% 2/3/08 (f)	3,450,000	3,484,500
8.06% 2/3/08 (f)	3,700,000	3,755,500
		20,729,034
Hotels - 0.1%
Wyndham International, Inc. term loan 7.5625% 6/30/06 (f)	1,079,643	1,079,643
Services - 0.2%
Knowledge Learning Corp. term loan 5.3573% 1/7/12 (f)	3,846,735	3,875,586
Technology - 0.5%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 4.51% 3/9/11 (f)	5,200,000	5,200,000
Floating Rate Loans - continued
	Principal Amount	Value
Technology - continued
Fidelity National Information Solutions, Inc.: - continued
Tranche B, term loan 4.51% 3/9/13 (f)	$ 2,740,000	$ 2,746,850
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (f)	13,200	13,349
		7,960,199
Telecommunications - 0.4%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (f)	5,900,000	5,914,750
TOTAL FLOATING RATE LOANS (Cost $75,034,763)		75,565,910
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 2.73% (b) (Cost $42,273,643)	42,273,643	42,273,643
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.63%, dated 3/31/05 due 4/1/05) (Cost $2,522,000)	$ 2,522,184	2,522,000
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $1,500,677,439)		1,505,360,748
NET OTHER ASSETS - 3.4%		52,787,926
NET ASSETS - 100%		$ 1,558,148,674
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $312,047,878 or 20.0% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $883,327 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697,348
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,498,801,894. Net unrealized appreciation aggregated $6,558,854, of which $43,416,464 related to appreciated investment securities and $36,857,610 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Money Market Portfolio

March 31, 2005

1.814641.100

VIPMM-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 3.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value
Bell Trace Obligated Group
4/7/05	2.94% (c)	$ 11,600,000		$ 11,600,000
British Telecommunications PLC
12/15/05	3.38	675,000		695,220
12/15/05	3.39	1,005,000		1,035,046
12/15/05	3.40	175,000		180,214
12/15/05	3.43	705,000		725,868
Citigroup, Inc.
6/30/05	2.80	3,000,000		3,009,600
12/1/05	2.95	9,735,000		9,972,894
12/1/05	2.97	10,000,000		10,243,033
Deutsche Telekom International Finance BV
6/15/05	2.68	1,050,000		1,061,591
6/15/05	2.70	140,000		141,538
6/15/05	2.71	205,000		207,249
6/15/05	2.83	35,000		35,383
6/15/05	2.84	110,000		111,202
6/15/05	2.85	95,000		96,035
6/15/05	2.88	235,000		237,561
6/15/05	2.94	200,000		202,174
6/15/05	3.15	705,000		712,069
France Telecom SA
3/1/06	3.65 (a)	270,000		278,922
3/1/06	3.81 (a)	535,000		551,813
3/1/06	3.82 (a)	660,000		680,509
3/1/06	3.85 (a)	140,000		144,379
Household Finance Corp.
1/24/06	2.98	10,000,000		10,268,200
Santander Financial Issurance Ltd.
5/15/05	2.75	5,790,000		5,824,664
TOTAL CORPORATE BONDS (Cost $58,015,164)			58,015,164
Certificates of Deposit - 22.0%

Domestic Certificates Of Deposit - 1.7%
Washington Mutual Bank, California
6/13/05	2.70	10,000,000		10,000,000
7/22/05	2.89	15,000,000		15,000,000
				25,000,000
London Branch, Eurodollar, Foreign Banks - 5.7%
Calyon
9/12/05	3.01	15,000,000		15,000,000
Credit Industriel et Commercial
6/14/05	2.83	10,000,000		10,000,000
7/7/05	2.89	10,000,000		10,000,000
8/11/05	3.09	15,000,000		15,000,000
HBOS Treasury Services PLC
7/14/05	2.88	10,000,000		9,998,032

Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value
Societe Generale
4/21/05	2.55%	$ 20,000,000		$ 20,000,000
9/8/05	3.00	5,000,000		5,000,000
				84,998,032
New York Branch, Yankee Dollar, Foreign Banks - 14.6%
Bank of Tokyo-Mitsubishi Ltd.
5/3/05	2.70	15,000,000		15,000,000
Barclays Bank PLC
6/30/05	3.03	20,000,000		20,000,000
BNP Paribas SA
4/22/05	2.77 (c)	10,000,000		9,998,870
Calyon
6/30/05	3.04	10,000,000		10,000,000
Canadian Imperial Bank of Commerce
4/15/05	2.86 (c)	20,000,000		20,000,000
4/28/05	2.80 (c)	25,000,000		24,999,377
Credit Industriel et Commercial
9/14/05	3.03	10,000,000		10,000,000
9/28/05	3.16	15,000,000		15,000,000
Dexia Credit Local de France
5/18/05	2.81	10,000,000		10,000,000
Dresdner Bank AG
7/8/05	2.90	15,000,000		15,000,000
HBOS Treasury Services PLC
6/6/05	2.89 (c)	20,000,000		20,000,000
Landesbank Baden-Wuerttemberg
5/25/05	2.80 (c)	15,000,000		14,999,334
Mizuho Corporate Bank Ltd.
5/6/05	2.75	5,000,000		5,000,000
Societe Generale
4/18/05	2.76 (c)	15,000,000		14,998,831
Societe Generale NA
5/9/05	2.53	4,000,000		3,995,350
Unicredito Italiano Spa
5/12/05	2.72 (c)	10,000,000		9,998,789
				218,990,551
TOTAL CERTIFICATES OF DEPOSIT (Cost $328,988,583)			328,988,583
Commercial Paper - 15.5%

Bank of America Corp.
4/5/05	2.16	15,000,000		14,996,433
8/5/05	3.13	10,000,000		9,891,850
CC USA, Inc.
6/10/05	2.91 (b)	9,000,000		8,949,425
DaimlerChrysler NA Holding Corp.
4/26/05	2.97	2,000,000		1,995,889
4/27/05	2.97	5,000,000		4,989,311
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value
Emerald (MBNA Credit Card Master Note Trust)
6/7/05	2.98%	$ 10,000,000		$ 9,944,911
Eurohypo AG
6/30/05	3.05	5,000,000		4,962,125
FCAR Owner Trust
7/18/05	2.88	15,000,000		14,872,200
9/15/05	3.29	7,000,000		6,894,790
Ford Motor Credit Co.
4/6/05	2.88	4,000,000		3,998,406
4/15/05	2.97	10,000,000		9,988,489
General Electric Capital Corp.
8/24/05	3.07	10,000,000		9,878,361
9/7/05	3.17	15,000,000		14,793,300
Grampian Funding LLC
7/27/05	2.92	7,250,000		7,182,140
Grampian Funding Ltd.
4/8/05	2.45	5,000,000		4,997,638
4/19/05	2.20	10,000,000		9,989,100
6/13/05	2.74	8,000,000		7,956,038
6/20/05	2.72	5,000,000		4,970,222
6/24/05	2.80	15,000,000		14,903,225
Jupiter Securitization Corp.
6/20/05	2.70	10,629,000		10,566,171
K2 (USA) LLC
6/24/05	2.90 (b)	10,000,000		9,933,033
Kellogg Co.
5/2/05	2.89	1,000,000		997,520
Motown Notes Program
5/18/05	2.82	3,000,000		2,989,033
Nordea North America, Inc.
5/23/05	2.53	15,000,000		14,945,833
Rabobank USA Financial Corp.
7/6/05	2.98	10,000,000		9,921,333
SBC Communications, Inc.
6/1/05	2.96	4,000,000		3,980,073
6/6/05	2.98	2,000,000		1,989,147
6/8/05	3.01	2,000,000		1,988,704
Scaldis Capital LLC
6/8/05	2.81	6,000,000		5,968,493
Toyota Motor Credit Corp.
9/7/05	3.18	2,000,000		1,972,352
TOTAL COMMERCIAL PAPER (Cost $231,405,545)			231,405,545
Federal Agencies - 10.4%

Fannie Mae - 4.0%
Agency Coupons - 4.0%
5/4/05	1.54	20,000,000		20,000,000
5/13/05	1.59	20,000,000		20,000,000
5/16/05	1.63	5,000,000		5,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value
6/3/05	1.84%	$ 5,000,000		$ 5,000,000
9/12/05	2.31	10,000,000		10,000,000
				60,000,000
Federal Home Loan Bank - 6.4%
Agency Coupons - 6.4%
4/1/05	1.38	35,000,000		35,000,000
4/1/05	1.43	10,240,000		10,240,000
4/27/05	1.30	10,000,000		10,000,000
4/27/05	1.74	5,000,000		4,998,461
4/29/05	2.00	5,000,000		4,997,429
5/2/05	1.92	5,000,000		4,997,699
5/3/05	1.37	20,000,000		20,000,000
5/16/05	1.65	5,000,000		5,000,000
				95,233,589
TOTAL FEDERAL AGENCIES (Cost $155,233,589)			155,233,589
Master Notes - 4.0%

General Motors Acceptance Corp. Mortgage Credit
4/1/05	3.29 (c)(f)	10,000,000		10,000,000
4/11/05	3.37 (c)(f)	4,000,000		3,996,267
Goldman Sachs Group, Inc.
4/11/05	2.82 (c)(f)	5,000,000		5,000,000
4/12/05	2.12 (f)	5,000,000		5,000,000
5/26/05	2.94 (c)(f)	36,000,000		36,000,000
TOTAL MASTER NOTES (Cost $59,996,267)			59,996,267
Medium-Term Notes - 18.4%

American Express Credit Corp.
4/5/05	2.83 (c)	10,000,000		10,000,834
ASIF II
8/16/05	3.31	15,000,000		15,087,300
Bank of New York Co., Inc.
4/27/05	2.87 (b)(c)	15,000,000		15,000,000
Bayerische Landesbank Girozentrale
5/19/05	2.82 (c)	15,000,000		15,000,000
BellSouth Telecommunications
6/6/05	3.00 (c)	5,000,000		5,000,000
BMW U.S. Capital LLC
4/15/05	2.82 (c)(f)	2,000,000		2,000,000
Citigroup Global Markets Holdings, Inc.
6/6/05	3.01 (c)	5,000,000		5,001,038
Descartes Funding Trust
4/15/05	2.81 (c)	5,000,000		5,000,000
HBOS Treasury Services PLC
6/24/05	3.08 (c)	20,000,000		20,000,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value
HSBC Finance Corp.
4/25/05	2.84% (c)	$ 6,000,000		$ 6,000,000
Metropolitan Life Insurance Co.
4/6/05	2.74 (b)(c)	2,884,000		2,884,000
Morgan Stanley
4/1/05	2.87 (c)	2,000,000		2,000,000
4/4/05	2.71 (c)	25,000,000		25,000,000
4/4/05	2.75 (c)	5,000,000		5,000,000
4/15/05	2.81 (c)	5,000,000		5,000,000
4/28/05	2.89 (c)	11,000,000		11,000,330
National City Bank
6/1/05	2.83 (c)	10,000,000		9,999,499
RACERS
4/22/05	2.85 (b)(c)	15,000,000		15,000,000
SBC Communications, Inc.
6/5/05	2.39 (b)	4,000,000		4,011,909
SouthTrust Bank, Alabama
5/2/05	2.81 (c)	25,000,000		25,002,199
Verizon Global Funding Corp.
6/15/05	3.12 (c)	50,000,000		50,000,133
WestLB AG
4/11/05	2.78 (b)(c)	6,000,000		6,000,000
6/30/05	0.00 (b)(c)	7,000,000		7,000,000
Westpac Banking Corp.
6/13/05	2.92 (c)	10,000,000		9,999,391
TOTAL MEDIUM-TERM NOTES (Cost $275,986,633)			275,986,633
Short-Term Notes - 5.5%

Jackson National Life Insurance Co.
4/1/05	2.70 (c)(f)	7,000,000		7,000,000
Metropolitan Life Insurance Co.
4/1/05	2.75 (c)(f)	10,000,000		10,000,000
4/28/05	2.89 (b)(c)	5,000,000		5,000,000
5/2/05	2.90 (c)(f)	5,000,000		5,000,000
Monumental Life Insurance Co.
4/1/05	2.83 (c)(f)	5,000,000		5,000,000
4/1/05	2.86 (c)(f)	5,000,000		5,000,000
New York Life Insurance Co.
4/1/05	2.69 (c)(f)	30,000,000		30,000,000
Pacific Life Insurance Co.
6/10/05	3.13 (c)(f)	5,000,000		5,000,000
Transamerica Occidental Life Insurance Co.
5/1/05	2.91 (c)(f)	10,000,000		10,000,000
TOTAL SHORT-TERM NOTES (Cost $82,000,000)			82,000,000
Municipal Securities - 2.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value
Catholic Univ. of America 2.99% (Liquidity Facility Wachovia Bank NA), VRDN
4/7/05	2.99% (c)	$ 2,000,000		$ 2,000,000
Chicago O'Hare Int'l. Arpt. Rev. Series 2001 C, 2.73% 4/4/05, LOC Commerzbank AG, CP
4/4/05	2.73	5,670,000		5,670,000
New York Transitional Fin. Auth. Rev. Series 1999 A1, 2.27% (Liquidity Facility WestLB AG), VRDN
4/7/05	2.27 (c)	13,400,000		13,400,000
San Jose Redev. Agcy. Rev. Series A, 2.85%, LOC JPMorgan Chase Bank, VRDN
4/7/05	2.85 (c)(d)	11,250,000		11,250,000
TOTAL MUNICIPAL SECURITIES (Cost $32,320,000)			32,320,000
Repurchase Agreements - 19.1%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations dated 3/31/05 due 4/1/05 At 2.91%)	$ 832,067		832,000
With:
Banc of America Securities LLC At 2.92%, dated 3/31/05 due 4/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $47,920,557, 3.02% - 5%, 3/25/20 - 1/25/45)	45,003,650		45,000,000
Deutsche Bank Securities, Inc. At 3.01%, dated 3/31/05 due 4/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $93,093,249, 3.05% - 5.5%, 11/15/15 - 1/15/38)	70,005,853		70,000,000
Goldman Sachs & Co. At:
2.98%, dated 3/31/05 due 4/1/05 (Collateralized by Corporate Obligations with principal amounts of $6,473,915, 7.76%, 4/15/32)	7,000,578		7,000,000
2.99%, dated 3/22/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $15,478,311, 3.93%, 8/1/34) (c)(e)	15,078,488		15,000,000
3%, dated 3/22/05 due 5/24/05 (Collateralized by Equity Securities valued at $5,271,625) (c)(e)	5,026,250		5,000,000
Repurchase Agreements - continued
	Maturity Amount		Value
With: - continued
J.P. Morgan Securities, Inc. At 2.88%, dated 3/23/05 due 5/4/05 (Collateralized by Corporate Obligations with principal amounts of $41,187,000, 3.33% - 8.38%, 11/18/05 - 5/23/19)	$ 24,080,640		$ 24,000,000
Lehman Brothers, Inc. At 2.96%, dated 3/31/05 due 4/1/05 (Collateralized by Corporate Obligations with principal amounts of $49,980,000, 2.72% - 4.77%, 12/22/08 - 1/25/35)	50,004,111		50,000,000
Merrill Lynch, Pierce, Fenner & Smith At 3.03%, dated 2/1/05 due 4/29/05 (Collateralized by Corporate Obligations with principal amounts of $49,937,195, 5.25% - 12.88%, 12/4/05 - 6/19/31) (c)(e)	23,168,418		23,000,000
Morgan Stanley & Co. At:
2.88%, dated 3/23/05 due 5/4/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $213,656,925, 1.97% - 7.53%, 8/14/22 - 4/14/27)	20,067,200		20,000,000
2.96%, dated 3/31/05 due 4/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $6,000,000, 3.19%, 12/10/09)	5,000,411		5,000,000
Wachovia Securities, Inc. At 2.95%, dated 3/31/05 due 4/1/05 (Collateralized by Corporate Obligations with principal amounts of $23,502,008, 3.36% - 3.62%, 1/1/16 - 8/25/34)	21,001,721		21,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $285,832,000)		285,832,000
TOTAL INVESTMENT PORTFOLIO - 101.0%		1,509,777,781
NET OTHER ASSETS - (1.0)%		(14,709,843)
NET ASSETS - 100%		$ 1,495,067,938
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $73,778,367 or 4.9% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $138,996,267 or 9.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
BMW U.S. Capital Llc 2.82%, 4/15/05	3/22/05	$ 2,000,000
General Motors Acceptance Corp. Mortgage Credit: 3.29%, 4/1/05	3/1/05	$ 9,971,750
3.37%, 4/11/05	3/7/05	$ 3,988,053
Goldman Sachs Group, Inc.: 2.12%, 4/12/05	9/14/04	$ 5,000,000
2.82%, 4/11/05	1/13/05	$ 5,000,000
2.94%, 5/26/05	8/26/04	$ 36,000,000
Jackson National Life Insurance Co. 2.7%, 4/1/05	3/31/03	$ 7,000,000
Metropolitan Life Insurance Co.: 2.75%, 4/1/05	3/26/02	$ 10,000,000
2.9%, 5/2/05	2/24/03	$ 5,000,000
Monumental Life Insurance Co.: 2.83%, 4/1/05	9/17/98	$ 5,000,000
2.86%, 4/1/05	3/12/99	$ 5,000,000
New York Life Insurance Co. 2.69%, 4/1/05	2/28/02 - 12/19/02	$ 30,000,000
Pacific Life Insurance Co 3.13%, 6/10/05	3/10/03	$ 5,000,000
Transamerica Occidental Life Insurance Co. 2.91%, 5/1/05	4/28/00	$ 10,000,000
Income Tax Information
At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,509,777,781.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Overseas Portfolio

March 31, 2005

1.799852.101

VIPOVRS-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Belgium - 0.4%
Fortis	316,000	$ 9,003,338
Brazil - 1.2%
Aracruz Celulose SA sponsored ADR	291,400	10,432,120
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	391,900	8,410,438
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	760,550	9,887,150
TOTAL BRAZIL		28,729,708
Canada - 2.6%
Alcan, Inc.	165,700	6,302,464
EnCana Corp.	289,500	20,449,797
Inmet Mining Corp. (a)	252,600	3,853,539
Research In Motion Ltd. (a)	223,300	17,117,697
Talisman Energy, Inc.	348,000	11,909,807
Tembec, Inc. (a)	97,500	467,587
TOTAL CANADA		60,100,891
China - 0.3%
BYD Co. Ltd. (H Shares)	683,600	2,011,503
Global Bio-Chem Technology Group Co. Ltd.	6,618,000	4,157,755
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	516,250	17,210
People's Food Holdings Ltd.	1,700,000	1,245,912
TOTAL CHINA		7,432,380
Denmark - 0.5%
Novo Nordisk AS Series B	197,200	10,978,427
Finland - 3.4%
Nokia Corp.	5,212,600	80,430,417
France - 11.3%
Accor SA	330,082	16,156,326
Alcatel SA sponsored ADR (a)	1,655,300	19,979,471
AXA SA	710,604	18,958,915
BNP Paribas SA	186,802	13,233,065
Dassault Systemes SA	113,914	5,374,861
France Telecom SA	305,161	9,115,159
L'Oreal SA	81,395	6,515,136
Lagardere S.C.A. (Reg.)	78,800	5,965,239
Pernod-Ricard	71,300	9,953,917
Sanofi-Aventis sponsored ADR	518,200	21,940,588
Thomson SA	484,800	13,071,178
Total SA Series B	453,200	106,257,274
Vivendi Universal SA sponsored ADR	689,000	21,083,400
TOTAL FRANCE		267,604,529
Germany - 8.6%
Allianz AG (Reg.)	755,300	96,074,160
BASF AG	298,725	21,075,049
Deutsche Boerse AG	120,339	9,047,387
Deutsche Telekom AG sponsored ADR (a)	1,555,200	31,041,792
E.ON AG	90,544	7,809,420

	Shares	Value
Epcos AG (a)	513,500	$ 7,095,556
Infineon Technologies AG sponsored ADR (a)	1,687,700	16,117,535
SAP AG sponsored ADR	369,200	14,797,536
TOTAL GERMANY		203,058,435
Hong Kong - 2.0%
ASM Pacific Technology Ltd.	1,727,500	7,442,063
Esprit Holdings Ltd.	850,500	5,806,708
Hong Kong Exchanges & Clearing Ltd.	1,952,000	5,043,022
Hutchison Whampoa Ltd.	475,600	4,039,836
Techtronic Industries Co. Ltd.	6,544,000	14,473,328
Television Broadcasts Ltd.	1,291,000	6,505,113
Wharf Holdings Ltd.	1,541,000	4,870,299
TOTAL HONG KONG		48,180,369
India - 2.7%
Cipla Ltd.	1,160,697	6,798,083
HDFC Bank Ltd.	176,031	2,196,004
Housing Development Finance Corp. Ltd.	1,107,583	18,487,190
Infosys Technologies Ltd.	346,252	17,894,906
Reliance Industries Ltd.	367,900	4,599,698
Satyam Computer Services Ltd.	1,219,887	11,425,181
State Bank of India	179,400	2,938,463
TOTAL INDIA		64,339,525
Italy - 1.0%
ENI Spa	880,486	22,920,812
Japan - 20.0%
Advantest Corp.	221,800	17,003,460
Aeon Co. Ltd.	929,400	15,697,303
Canon, Inc.	221,500	11,872,400
Daiwa Securities Group, Inc.	3,564,000	23,466,392
Fast Retailing Co. Ltd.	128,800	7,795,868
Honda Motor Co. Ltd.	260,800	13,060,864
Ito Yokado Ltd.	327,300	13,064,527
JAFCO Co. Ltd.	247,800	15,553,219
Matsui Securities Co. Ltd.	72,500	965,540
Matsui Securities Co. Ltd. New	145,000	1,894,567
Millea Holdings, Inc.	361	5,252,133
Mitsui & Co. Ltd.	698,000	6,438,069
Mizuho Financial Group, Inc.	6,118	28,928,197
Murata Manufacturing Co. Ltd.	276,500	14,827,465
Nikko Cordial Corp.	8,019,000	40,085,651
Nitto Denko Corp.	263,200	13,795,141
Nomura Holdings, Inc.	3,056,400	42,361,703
Oracle Corp. Japan	98,400	4,551,774
ORIX Corp.	92,700	11,818,223
Ricoh Co. Ltd.	743,000	12,750,011
Rohm Co. Ltd.	135,700	13,098,577
Softbank Corp.	362,100	14,926,388
Sompo Japan Insurance, Inc.	754,000	7,868,743
Sumitomo Mitsui Financial Group, Inc.	6,650	45,025,879
T&D Holdings, Inc.	106,050	5,390,277
Common Stocks - continued
	Shares	Value
Japan - continued
TDK Corp.	135,900	$ 9,302,923
Tokyo Electron Ltd.	639,300	36,429,218
Toyota Motor Corp.	711,400	26,456,965
Yahoo! Japan Corp. (a)	2,829	6,622,327
Yahoo! Japan Corp. New (a)	2,829	6,648,710
TOTAL JAPAN		472,952,514
Korea (South) - 4.3%
Honam Petrochemical Corp.	179,700	9,183,686
Hyundai Motor Co.	113,063	6,111,514
Kookmin Bank	506,630	22,580,512
LG Electronics, Inc.	360,200	24,107,735
LG Petrochemical Co. Ltd.	178,050	4,628,425
Samsung Electro-Mechanics Co. Ltd.	183,200	4,519,233
Samsung Electronics Co. Ltd.	21,660	10,686,310
Shinhan Financial Group Co. Ltd.	514,604	13,756,490
Shinsegae Co. Ltd.	17,330	5,339,514
TOTAL KOREA (SOUTH)		100,913,419
Netherlands - 6.8%
Aegon NV	1,385,500	18,695,885
ASML Holding NV (a)	5,181,339	86,891,054
EADS NV	355,600	10,629,426
ING Groep NV (Certificaten Van Aandelen)	926,624	28,011,844
VNU NV	547,525	15,968,909
TOTAL NETHERLANDS		160,197,118
Philippines - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	249,300	6,284,853
Singapore - 0.4%
STATS ChipPAC Ltd. (a)	15,048,000	9,661,345
Spain - 2.3%
Banco Bilbao Vizcaya Argentaria SA	840,600	13,676,562
Banco Santander Central Hispano SA	1,208,868	14,699,835
Telefonica SA	1,446,462	25,057,543
TOTAL SPAIN		53,433,940
Sweden - 0.5%
Telefonaktiebolaget LM Ericsson ADR (a)	429,600	12,114,720
Switzerland - 10.2%
ABB Ltd. (Reg.) (a)	2,496,339	15,502,360
Actelion Ltd. (Reg.) (a)	85,017	8,597,983
Compagnie Financiere Richemont unit	312,115	9,795,577
Credit Suisse Group (Reg.)	1,331,669	56,995,433
Nestle SA (Reg.)	69,352	18,968,985

	Shares	Value
Novartis AG (Reg.)	792,392	$ 37,068,098
Phonak Holding AG	260,151	8,958,353
Roche Holding AG (participation certificate)	253,122	27,122,103
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	4,450	3,206,068
UBS AG (Reg.)	658,743	55,597,909
TOTAL SWITZERLAND		241,812,869
Taiwan - 5.5%
Acer, Inc.	7,020,000	11,029,328
Advanced Semiconductor Engineering, Inc.	12,800,000	9,445,820
Hon Hai Precision Industries Co. Ltd.	2,110,109	9,376,476
Siliconware Precision Industries Co. Ltd.	11,353,000	9,855,410
Sunplus Technology Co. Ltd.	4,567,000	6,856,443
Taiwan Semiconductor Manufacturing Co. Ltd.	13,144,000	21,485,304
United Microelectronics Corp.	68,875,360	41,645,261
United Microelectronics Corp. sponsored ADR	2,824,300	9,517,891
Yageo Corp. (a)	26,627,000	9,550,089
TOTAL TAIWAN		128,762,022
United Kingdom - 11.5%
3i Group PLC	663,873	8,424,330
AstraZeneca PLC (United Kingdom)	497,100	19,650,363
BHP Billiton PLC	1,008,495	13,550,262
BP PLC	6,098,206	63,421,342
British Sky Broadcasting Group PLC (BSkyB)	631,200	6,924,263
HSBC Holdings PLC (United Kingdom) (Reg.)	1,641,090	26,060,509
ITV PLC	4,352,554	10,487,180
Man Group PLC	611,067	15,866,455
Reckitt Benckiser PLC	331,800	10,546,460
Rio Tinto PLC (Reg.)	782,606	25,385,782
Tesco PLC	795,741	4,759,374
Vodafone Group PLC	22,709,625	60,316,763
Xstrata PLC	367,500	7,014,280
TOTAL UNITED KINGDOM		272,407,363
United States of America - 2.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	344,900	13,661,489
Honeywell International, Inc.	303,200	11,282,072
Synthes, Inc.	77,867	8,655,866
Telewest Global, Inc. (a)	724,379	12,886,702
TOTAL UNITED STATES OF AMERICA		46,486,129
TOTAL COMMON STOCKS (Cost $1,865,942,591)		2,307,805,123
Money Market Funds - 7.2%
	Shares	Value
Fidelity Cash Central Fund, 2.73% (b)	14,487,627	$ 14,487,627
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	155,358,801	155,358,801
TOTAL MONEY MARKET FUNDS (Cost $169,846,428)		169,846,428
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $2,035,789,019)		2,477,651,551
NET OTHER ASSETS - (5.0)%		(117,731,328)
NET ASSETS - 100%		$ 2,359,920,223
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,061,401,789. Net unrealized appreciation aggregated $416,249,762, of which $470,669,776 related to appreciated investment securities and $54,420,014 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Portfolio

March 31, 2005

1.799871.101

VIPVAL-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.1%
Modine Manufacturing Co.	300	$ 8,799
Distributors - 0.1%
Prestige Brands Holdings, Inc.	200	3,530
Leisure Equipment & Products - 0.2%
Brunswick Corp.	300	14,055
Media - 9.0%
Clear Channel Communications, Inc.	1,100	37,917
Comcast Corp. Class A (special) (a)	1,200	40,080
News Corp. Class B	9,490	167,119
Omnicom Group, Inc.	1,110	98,257
The New York Times Co. Class A	1,800	65,844
Time Warner, Inc. (a)	3,200	56,160
Univision Communications, Inc. Class A (a)	400	11,076
Walt Disney Co.	1,300	37,349
Washington Post Co. Class B	10	8,940
XM Satellite Radio Holdings, Inc. Class A (a)	830	26,145
		548,887
Multiline Retail - 2.0%
Dollar General Corp.	2,000	43,820
Federated Department Stores, Inc.	500	31,820
JCPenney Co., Inc.	880	45,690
		121,330
Specialty Retail - 0.5%
Office Depot, Inc. (a)	500	11,090
Tiffany & Co., Inc.	600	20,712
		31,802
TOTAL CONSUMER DISCRETIONARY		728,403
CONSUMER STAPLES - 8.8%
Beverages - 1.5%
The Coca-Cola Co.	2,250	93,758
Food & Staples Retailing - 3.2%
CVS Corp.	800	42,096
Wal-Mart Stores, Inc.	3,070	153,838
		195,934
Food Products - 0.7%
Campbell Soup Co.	700	20,314
McCormick & Co., Inc. (non-vtg.)	120	4,132
The J.M. Smucker Co.	300	15,090
		39,536
Household Products - 1.2%
Procter & Gamble Co.	1,090	57,770
Rayovac Corp. (a)	400	16,640
		74,410

	Shares	Value
Tobacco - 2.2%
Altria Group, Inc.	2,070	$ 135,357
TOTAL CONSUMER STAPLES		538,995
ENERGY - 10.5%
Energy Equipment & Services - 1.7%
ENSCO International, Inc.	100	3,766
Halliburton Co.	2,200	95,150
Smith International, Inc.	100	6,273
		105,189
Oil & Gas - 8.8%
BP PLC sponsored ADR	780	48,672
ConocoPhillips	200	21,568
Exxon Mobil Corp.	6,340	377,864
Total SA sponsored ADR	800	93,784
		541,888
TOTAL ENERGY		647,077
FINANCIALS - 21.8%
Capital Markets - 4.8%
American Capital Strategies Ltd.	400	12,564
Charles Schwab Corp.	100	1,051
Franklin Resources, Inc.	300	20,595
Goldman Sachs Group, Inc.	370	40,696
Lehman Brothers Holdings, Inc.	400	37,664
Merrill Lynch & Co., Inc.	2,200	124,520
Morgan Stanley	140	8,015
Northern Trust Corp.	900	39,096
State Street Corp.	210	9,181
		293,382
Commercial Banks - 4.9%
Bank of America Corp.	3,220	142,002
East West Bancorp, Inc.	400	14,768
Wachovia Corp.	1,430	72,801
Wells Fargo & Co.	1,220	72,956
		302,527
Consumer Finance - 2.0%
American Express Co.	800	41,096
SLM Corp.	1,630	81,239
		122,335
Diversified Financial Services - 4.3%
Citigroup, Inc.	3,660	164,480
J.P. Morgan Chase & Co.	2,758	95,427
		259,907
Insurance - 2.1%
American International Group, Inc.	1,240	68,708
Genworth Financial, Inc. Class A	500	13,760
Hartford Financial Services Group, Inc.	580	39,765
Willis Group Holdings Ltd.	200	7,374
		129,607
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - 3.7%
Education Realty Trust, Inc.	200	$ 3,326
Equity Lifestyle Properties, Inc.	2,000	70,500
Equity Office Properties Trust	1,600	48,208
General Growth Properties, Inc.	3,123	106,494
		228,528
TOTAL FINANCIALS		1,336,286
HEALTH CARE - 4.4%
Biotechnology - 0.1%
Biogen Idec, Inc. (a)	200	6,902
Health Care Providers & Services - 1.4%
Aetna, Inc.	100	7,495
Cardinal Health, Inc.	100	5,580
Health Net, Inc. (a)	500	16,355
UnitedHealth Group, Inc.	630	60,089
		89,519
Pharmaceuticals - 2.9%
Abbott Laboratories	460	21,445
Bristol-Myers Squibb Co.	500	12,730
Johnson & Johnson	690	46,340
Merck & Co., Inc.	580	18,775
Novartis AG sponsored ADR	160	7,485
Pfizer, Inc.	990	26,007
Roche Holding AG ADR	400	21,592
Wyeth	500	21,090
		175,464
TOTAL HEALTH CARE		271,885
INDUSTRIALS - 13.2%
Aerospace & Defense - 2.2%
Goodrich Corp.	340	13,019
Hexcel Corp. (a)	700	10,857
Lockheed Martin Corp.	160	9,770
Northrop Grumman Corp.	160	8,637
Precision Castparts Corp.	1,220	93,952
		136,235
Air Freight & Logistics - 0.2%
EGL, Inc. (a)	500	11,400
Industrial Conglomerates - 5.2%
General Electric Co.	7,820	281,989
Tyco International Ltd.	1,000	33,800
		315,789
Machinery - 1.8%
Dover Corp.	1,310	49,505

	Shares	Value
PACCAR, Inc.	300	$ 21,717
Volvo AB ADR	900	39,960
		111,182
Road & Rail - 3.8%
Burlington Northern Santa Fe Corp.	300	16,179
CSX Corp.	500	20,825
Laidlaw International, Inc. (a)	600	12,480
Landstar System, Inc. (a)	180	5,895
Norfolk Southern Corp.	4,810	178,211
		233,590
TOTAL INDUSTRIALS		808,196
INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	800	14,312
Motorola, Inc.	2,300	34,431
Nokia Corp. sponsored ADR	600	9,258
QUALCOMM, Inc.	1,090	39,949
		97,950
Computers & Peripherals - 0.8%
Emulex Corp. (a)	600	11,304
International Business Machines Corp.	400	36,552
		47,856
Electronic Equipment & Instruments - 0.7%
Arrow Electronics, Inc. (a)	500	12,675
Avnet, Inc. (a)	1,300	23,946
Vishay Intertechnology, Inc. (a)	500	6,215
		42,836
IT Services - 0.1%
Ceridian Corp. (a)	400	6,820
Semiconductors & Semiconductor Equipment - 10.1%
Altera Corp. (a)	400	7,912
Analog Devices, Inc.	1,730	62,522
Applied Materials, Inc.	2,420	39,325
Axcelis Technologies, Inc. (a)	900	6,570
Cascade Microtech, Inc.	400	3,840
Fairchild Semiconductor International, Inc. (a)	100	1,533
FormFactor, Inc. (a)	1,300	29,432
Freescale Semiconductor, Inc. Class B (a)	1,600	27,600
Helix Technology Corp.	400	6,188
Intel Corp.	3,930	91,294
Intersil Corp. Class A	400	6,928
KLA-Tencor Corp.	1,580	72,696
Lam Research Corp. (a)	1,900	54,834
MKS Instruments, Inc. (a)	1,700	26,996
National Semiconductor Corp.	4,000	82,440
Novellus Systems, Inc. (a)	1,200	32,076
ON Semiconductor Corp. (a)	3,600	14,220
Siliconix, Inc. (a)	260	9,173
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Teradyne, Inc. (a)	1,000	$ 14,600
Varian Semiconductor Equipment Associates, Inc. (a)	800	30,408
		620,587
Software - 1.5%
Activision, Inc. (a)	400	5,920
Microsoft Corp.	3,490	84,353
		90,273
TOTAL INFORMATION TECHNOLOGY		906,322
MATERIALS - 5.5%
Chemicals - 5.3%
Air Products & Chemicals, Inc.	110	6,962
Bayer AG ADR	300	9,927
Celanese Corp. Class A	300	5,397
E.I. du Pont de Nemours & Co.	200	10,248
Eastman Chemical Co.	2,516	148,444
FMC Corp. (a)	1,240	66,278
Lubrizol Corp.	700	28,448
Lyondell Chemical Co.	500	13,960
Mosaic Co. (a)	100	1,706
Praxair, Inc.	700	33,502
		324,872
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	500	12,570
TOTAL MATERIALS		337,442
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.4%
BellSouth Corp.	1,500	39,435
SBC Communications, Inc.	1,000	23,690
Sprint Corp.	2,420	55,055
Verizon Communications, Inc.	2,610	92,655
		210,835
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC sponsored ADR	200	5,312
TOTAL TELECOMMUNICATION SERVICES		216,147
UTILITIES - 2.9%
Electric Utilities - 2.1%
Edison International	400	13,888
Entergy Corp.	270	19,078
Exelon Corp.	1,400	64,246
Southern Co.	400	12,732
TECO Energy, Inc.	1,100	17,248
		127,192

	Shares	Value
Gas Utilities - 0.3%
AGL Resources, Inc.	570	$ 19,910
Multi-Utilities & Unregulated Power - 0.5%
Dominion Resources, Inc.	200	14,886
Duke Energy Corp.	500	14,005
		28,891
TOTAL UTILITIES		175,993
TOTAL COMMON STOCKS (Cost $5,462,493)		5,966,746
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Insurance - 0.1%
Fortis Insurance NV 7.75% (c)	10	10,631
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,279)		10,631
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 2.73% (b) (Cost $182,496)	182,496	182,496
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $5,655,268)		6,159,873
NET OTHER ASSETS - (0.4)%		(27,265)
NET ASSETS - 100%		$ 6,132,608
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,631 or 0.1% of net assets.

Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,665,210. Net unrealized appreciation aggregated $494,663, of which $582,218 related to appreciated investment securities and $87,555 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 20, 2005